Segment reporting - Geographic segments (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Geographic segments
Revenue	$ 36,964	$ 38,073	$ 37,366
Revenues (as a percent)	100.00%	100.00%	100.00%
Non-current assets	$ 13,108	$ 13,092	$ 13,139
Non-current assets (as a percent)	100.00%	100.00%	100.00%
Australia
Geographic segments
Revenue	$ 31,113	$ 32,595	$ 32,210
Revenues (as a percent)	84.20%	85.60%	86.20%
Non-current assets	$ 12,280	$ 12,271	$ 12,326
Non-current assets (as a percent)	93.70%	93.70%	93.80%
New Zealand
Geographic segments
Revenue	$ 4,520	$ 4,381	$ 4,326
Revenues (as a percent)	12.20%	11.50%	11.60%
Non-current assets	$ 761	$ 756	$ 745
Non-current assets (as a percent)	5.80%	5.80%	5.70%
Other
Geographic segments
Revenue	$ 1,331	$ 1,097	$ 830
Revenues (as a percent)	3.60%	2.90%	2.20%
Non-current assets	$ 67	$ 65	$ 68
Non-current assets (as a percent)	0.50%	0.50%	0.50%